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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08355
                                   ---------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    6200 The Corners Parkway           Norcross, Georgia              30092
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                                Jill W. Maggiore

    Wells Asset Management, Inc. 6200 The Corners Parkway Norcross, GA 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                    ----------------------------

Date of fiscal year end:        December 31, 2008
                           -----------------------------

Date of reporting period:       June 30, 2008
                           -----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

LETTER TO SHAREHOLDERS                                            AUGUST 8, 2008
================================================================================

Dear Wells Shareholder:

I'm sure that your television is currently bringing you numerous reports about the challenges facing our national economy. Inflation is once again making headlines as energy, food, and transportation costs escalate. In fact, as of June 30, the U.S. Department of Labor reported that inflation was up 5% since the same time last year.(1)

With these reports appearing on a daily basis, you may be wondering what all this talk of inflation means to your investments in REITs. The good news is that inflation can have several positive effects for investors like you, who own stock in investment grade real estate.

REAL ESTATE COMBATS INFLATION
First, during times of inflation, the cost to construct a new building typically is higher than the cost to purchase an existing building with similar features. As a result, demand for space in existing buildings may rise, assuming all other factors stay the same. This, in turn, may cause existing buildings to see rental rates go up and lease terms extended, all of which can be positive for the real estate portfolio.

Second, inflation also can make it more costly to maintain commercial buildings, as prices rise for such things as natural gas, electricity, and cleaning supplies. Although this might seem like a negative, most commercial building leases are designed to step up rental rates over time, in order to hedge against rising maintenance costs. I believe this helps to protect real estate investors from the negative effects of inflation.

Third, inflation has a tendency to increase the value of real estate over time, creating an opportunity for real estate investors to realize long-term capital appreciation in the value of their investments.

REAL ESTATE MAY REDUCE PORTFOLIO RISK
In addition to combating inflation, REITs also remain a "significant source of portfolio diversification."(2) Over the last 30 years, REITs have consistently performed in cycles that are different from those of the stock and bond markets. Therefore, adding REITs to certain diversified investment portfolios may help to reduce overall risk and improve long-term returns.(2)

In times like the present, investments such as real estate become even more attractive because of their potential to enhance portfolio diversification and hedge against inflationary pressures. In addition, with so much volatility in the markets today, investors typically shift money to hard assets that they can see and touch, like real estate.(2) In my view, real estate stocks are "on sale" right now, and this attractive pricing, in combination with real estate's potential portfolio benefits, could cause an influx of money back into the asset class. This positive trend should support long-term real estate investment values.

I believe you've made a wise choice to maintain a real estate component within your overall asset allocation strategy, and I'm grateful that you've selected the Wells Family of Real Estate Mutual Funds. If you have any questions about the enclosed 2008 Semi-Annual Report, please contact Mutual Fund Shareholder Services at 800-282-1581 or visit www.wellsref.com.

Sincerely,

/s/ Leo

Leo F. Wells III
President
Wells Real Estate Funds


--------------------
(1) U.S. Department of Labor, CPI-U Unadjusted 12-months ended June 2008.
(2) Source: Ibbotson Associates.


                                   Disclosures

THE FUNDS' PROSPECTUS INCLUDES INFORMATION ON CHARGES, EXPENSES, AND OTHER IMPORTANT FACTS. INVESTORS SHOULD CONSIDER THEIR INVESTMENT OBJECTIVES AND RISKS, ALONG WITH THE FUNDS' CHARGES AND EXPENSES BEFORE INVESTING. YOU CAN OBTAIN A PROSPECTUS FROM YOUR FINANCIAL REPRESENTATIVE OR BY VISITING WWW.WELLSREF.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Dow Jones Wilshire U.S. REIT Index and the Dow Jones Wilshire Global RESISM is calculated and distributed by Dow Jones Indexes pursuant to an agreement between Dow Jones & Company and Wilshire Associates Incorporated. "Dow Jones" and "Wilshire" are the respective service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Wells Dow Jones Wilshire U.S. REIT Index Fund and the Wells Dow Jones Wilshire Global RESI Index Fund is not sponsored, endorsed, sold, or promoted by Dow Jones or Wilshire.

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS IT IS ACCOMPANIED BY A CURRENT PROSPECTUS.

THIS REPORT REFLECTS OUR VIEWS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FOR MORE CURRENT INFORMATION THROUGHOUT THE YEAR PLEASE VISIT WWW.WELLSREF.COM.

WELLS FAMILY OF REAL ESTATE FUNDS
REAL ESTATE SECURITIES COMMENTARY
WITH PORTFOLIO MANAGER AMOS ROGERS,
THE TUCKERMAN GROUP
JANUARY TO JUNE 2008
================================================================================

The first half of 2008 has been a study in volatility for global real estate stocks. The early part of the year brought much of the same negative sentiment that we saw during a difficult 2007. A rally in the early part of the second quarter brought the asset class back into positive territory by the end of May. Yet, as we write this note in late June, real estate stocks have once again been dragged back into negative territory by broad market sentiment.

In the U.S. REIT market, operating fundamentals remain stable, but they are expected to slow as broader economic growth slows. Apartments and storage were the best-performing sectors, boosted by dislocation taking place in the housing sector. Office and retail performed in the middle of the pack, while hotels underperformed due to concerns about reductions in travel.

In contrast to 2007, the U.S. and Continental European markets have provided the best performance so far this year. Asian and emerging markets posted negative performance in early 2008.

VOLATILE INFLUENCES
Early in the year, financial institutions continued to make headlines with write-downs of investment funds that contained subprime exposure. Unfortunately, this caused real estate stocks to be thrown out with the "financial sector bath water." The stocks also were under pressure from growing negative sentiment surrounding a global economic slowdown, driven by rising energy and food-stock prices and a battered housing market.

Midway through the period, we sense that a separation occurred between real estate stocks and financials, which allowed real estate to outperform. This rally has been helped along as investors appear to be recognizing real estate's defensive characteristics, which can include long-term leases, competitive income yield, and a potential hedge against inflation.

The liquidity crisis in the debt markets, including commercial mortgage-backed securities, has raised concerns over real estate valuations in the private market. There have been very few transactions in the commercial real estate market and almost no new mortgage issuances, thus making property valuations very difficult. Global economic pressures also are causing concerns to rise over consumer spending, corporate earnings, travel, and global trade. To date, the real estate stocks have not seen significant deterioration in earnings or income from these factors, but cautious investors and management teams are growing ever more conservative in their estimates of growth-in-earnings.

SUPPORTING FACTORS
On the brighter side, the drop in stock prices has restored more favorable valuations, making real estate stocks more appealing on this metric than they have been in many years. Many investors, both institutional and retail, have increased their desired allocation to real estate, which is keeping demand high for the asset class. This demand is another factor contributing to market volatility but is also potentially providing a floor for the stocks.

In good news for real estate investors, the current global landscape provides continued opportunities for diversification by both geography and property sector. Real estate markets around the globe continue to operate in different parts of the property cycle. Developed markets are approaching the more mature part of the growth cycle; meanwhile, Asian and emerging markets continue to experience significant growth in GDP and wealth creation, fostering strong growth in the property markets there. Modern property infrastructure is limited in these markets, and, as a result, property development is starting from a very small base and should be able to sustain strong growth levels.

YEAR-END OUTLOOK
Global real estate volatility is likely to continue throughout 2008, as potentially attractive valuations contrast with concern over slowing global economic activity. To date, real estate fundamentals remain stable. While any significant economic slowdown could tip the balance toward the negative and weaken valuations, real estate's fundamentals appear to be defensive, reflecting long-term leases and cash flows that can withstand moderate economic cycles.

We believe there is a strong underlying demand for the real estate asset class by both retail and institutional investors, and many investors' portfolios are under-allocated to real estate. The diversification benefits of a global portfolio will not be lost on these investors who could very well see any economic stability as an opportunity to move into the sector and establish or build on an existing position. These factors should provide support for global real estate stocks as 2008 continues.


Sources: SSgA, The Tuckerman Group, FTSE EPRA/NAREIT, Citigroup, UBS, Merrill Lynch, Bloomberg, Standard & Poor's, JPMorgan, Morgan Stanley, and Dow Jones. All returns are in U.S. dollars.
--------------------------------------------------------------------------------

This material contains certain statements that may be deemed to be "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 12E of the Securities and Exchange Act of 1934, as amended. All statements, other than statements of historical facts, contained within this article that address activities, events, or developments that the author expects, believes, or anticipates will or may occur in the future are forward-looking statements. These statements are based on certain assumptions and analyses made by the author in light of his experience and perception of historical trends, current conditions, expected future developments, and other factors he believes are appropriate in the circumstances, many of which are detailed herein. Such statements are subject to a number of assumptions, risks, and uncertainties, many of which are beyond the author's control. Readers are cautioned that any such statements are not guarantees of any future performance, and the actual results or developments may materially differ from those projected in the forward-looking statements.

The general index performance shown is based in part on data developed by third parties (including FactSet and the benchmark provider) and may be subject to revision and update. The performance reflects the reinvestment of dividends and other corporate actions and is calculated in U.S. dollars. Past performance is no guarantee of future results. The Dow Jones Wilshire REIT IndexSM is calculated and distributed by Dow Jones Indexes pursuant to an agreement between Dow Jones & Company, Inc. and Wilshire Associates Incorporated. Dow Jones and Wilshire are the respective service marks of Dow Jones and Wilshire Associates.

A Real Estate Investment Trust (REIT) is a long-term investment that pools investor funds and uses those funds to acquire commercial properties. REITs can differ based upon properties purchased and investment strategies. They are required to pay out 90% of their net taxable income to investors to maintain REIT tax status. A portion of the REIT distribution may be tax-deferred due to depreciation and other tax items; a REIT distribution may consist of return of capital, capital gains, and dividend income. There is no guarantee as to distributions or principal. REITs have various risks including potential for vacancies, devaluation of the properties, competition for investment properties, and dependence on real estate management talent. Nontraded REITs are subject to potential illiquidity.

International investing entails additional risks such as currency exchange rates, foreign legislative changes, and geopolitical fluctuations. The Fund's foreign securities may be subject to foreign taxation. Currency Rate Risk includes changes in the value of American currency if underlying securities or properties are purchased in other currencies, and the outcome can impact investor performance. Increases in interest rates typically lower the current value of the REIT's income stream. Changes affecting the global real estate economy will usually have a greater impact on performance, as the Fund's holdings are only in the real estate sector.

This material is for your private information. The views expressed are the views of State Street Global Advisors and The Tuckerman Group through the period ended June 30, 2008, and are subject to change based on market and other conditions. The opinions expressed may differ from those with different investment philosophies. The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor's particular investment objectives, strategies, tax status, or investment horizon. We encourage you to consult your tax advisor or financial representative. All material has been obtained from sources believed to be reliable, but its accuracy is not guaranteed. There is no representation or warranty as to the current accuracy of, nor liability for, decisions based on such information.

SSgA may have or may seek investment management or other business relationships with companies discussed in this material or affiliates of those companies, such as their officers, directors, and pension plans.

The opinions expressed by the author are not necessarily wholly reflective of the views of Wells Real Estate Funds, Inc. State Street Global Advisors and The Tuckerman Group statistical data are their own and have not been verified for accuracy by Wells Real Estate Funds, Inc. or its affiliates. Wells Real Estate Funds and Wells Investment Securities, Inc. are not affiliated with State Street Global Advisors or The Tuckerman Group. Wells Real Estate Funds, Inc. is affiliated with Wells Investment Securities, Inc. -- Distributor -- Member FINRA/SIPC.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SECTOR ALLOCATION (% OF COMMON STOCKS)
JUNE 30, 2008 (UNAUDITED)
================================================================================

[PIE CHART OMITTED]           Diversified - 8.3%
                              Industrial - 10.0%
                              Office - 16.5%
                              Residential - 15.6%
                              Retail - 28.0%
                              Specialized - 21.6%


WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
TOP 10 HOLDINGS
JUNE 30, 2008 (UNAUDITED)
================================================================================

                                                       % OF
                                                    NET ASSETS
                                                    ----------

                   Simon Property Group, Inc.          8.3%
                   ProLogis                            5.9%
                   Vornado Realty Trust                5.2%
                   Boston Properties, Inc.             4.4%
                   Public Storage, Inc.                4.3%
                   Equity Residential                  4.3%
                   General Growth Properties, Inc.     3.7%
                   Kimco Realty Corp.                  3.1%
                   HCP, Inc.                           3.1%
                   Host Hotels & Resorts, Inc.         2.9%

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
COUNTRY ALLOCATION (% OF COMMON STOCKS)
JUNE 30, 2008 (UNAUDITED)
================================================================================

                              [BAR CHART OMITTED]

                     Australia                       10.3%
                     Austria                          2.2%
                     Belgium                          0.5%
                     Bermuda                          1.0%
                     Canada                           5.0%
                     France                           5.2%
                     Germany                          0.3%
                     Hong Kong                        5.1%
                     Italy                            0.1%
                     Japan                           10.7%
                     Malaysia                         0.3%
                     Netherlands                      1.5%
                     New Zealand                      0.4%
                     Philippines                      0.4%
                     Poland                           0.4%
                     Singapore                        3.1%
                     South Africa                     0.3%
                     Spain                            0.0%
                     Sweden                           0.6%
                     Switzerland                      0.7%
                     Turkey                           0.0%
                     United Kingdom                   7.4%
                     United States                   44.5%


WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
TOP 10 HOLDINGS
JUNE 30, 2008 (UNAUDITED)
================================================================================
                                                             % OF
                                                          NET ASSETS
                                                          ----------
              Westfield Group                                5.1%
              Simon Property Group, Inc.                     3.6%
              Brookfield Asset Management, Inc. - Class A    3.4%
              Unibail-Rodamco                                3.4%
              Mitsui Fudosan Co. Ltd.                        3.4%
              ProLogis                                       2.5%
              Vornado Realty Trust                           2.3%
              Land Securities Group plc                      2.1%
              Boston Properties, Inc.                        1.9%
              Public Storage, Inc.                           1.9%

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)
==============================================================================================
                                                                WELLS DOW         WELLS DOW
                                                              JONES WILSHIRE    JONES WILSHIRE
                                                                U.S. REIT        GLOBAL RESI
                                                                INDEX FUND        INDEX FUND
----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ....................................   $  253,767,612    $   35,284,242
                                                              ==============    ==============
   At market value (Note 1) ...............................   $  237,887,863    $   26,827,837
Cash denominated in foreign currency (a) (Note 4) .........               --            15,320
Dividends receivable ......................................          997,304           130,058
Receivable for investment securities sold .................               --           267,795
Receivable for capital shares sold ........................          216,150           296,377
Receivable from Adviser (Note 3) ..........................               --            30,593
Net unrealized appreciation on forward foreign currency
   exchange contracts (Note 5) ............................               --                29
Other assets ..............................................           60,274            41,665
                                                              --------------    --------------
   TOTAL ASSETS ...........................................      239,161,591        27,609,674
                                                              --------------    --------------
LIABILITIES
Bank overdraft ............................................               --            71,602
Income distribution payable ...............................          366,283            34,012
Payable for investment securities purchased ...............           60,873             2,505
Payable for capital shares redeemed .......................          325,372           116,902
Payable to Adviser (Note 3) ...............................           60,220                --
Payable to Underwriter (Note 3) ...........................          109,862             9,427
Payable to Administrator (Note 3) .........................           51,300            12,100
Other accrued expenses and liabilities ....................           17,322            34,136
                                                              --------------    --------------
   TOTAL LIABILITIES ......................................          991,232           280,684
                                                              --------------    --------------

NET ASSETS ................................................   $  238,170,359    $   27,328,990
                                                              ==============    ==============

NET ASSETS CONSIST OF:
Paid-in capital ...........................................   $  247,566,551    $   36,769,458
Accumulated undistributed (overdistributed) net
   investment income ......................................           12,038           (68,029)
Accumulated net realized gains (losses) from
   security transactions ..................................        6,471,519          (916,771)
Net unrealized depreciation on investments ................      (15,879,749)       (8,456,405)
Net unrealized appreciation on translation of assets
   and liabilities in foreign currencies ..................               --               737
                                                              --------------    --------------
Net assets ................................................   $  238,170,359    $   27,328,990
                                                              ==============    ==============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ...................   $  151,049,141    $   18,610,213
                                                              ==============    ==============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ....................       18,977,482         2,511,521
                                                              ==============    ==============
Net asset value and redemption price per share (Note 1) ...   $         7.96    $         7.41
                                                              ==============    ==============
Maximum offering price per share (Note 1) .................   $         8.29    $         7.72
                                                              ==============    ==============

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
==============================================================================================
                                                                WELLS DOW         WELLS DOW
                                                              JONES WILSHIRE    JONES WILSHIRE
                                                                U.S. REIT        GLOBAL RESI
                                                                INDEX FUND        INDEX FUND
----------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ...................   $   36,206,962
                                                              ==============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ....................        4,429,929
                                                              ==============
Net asset value and offering price per share(b) (Note 1) ..   $         8.17
                                                              ==============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ...................   $   50,211,587    $    6,271,895
                                                              ==============    ==============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ....................        6,183,247           848,991
                                                              ==============    ==============
Net asset value and offering price per share(b) (Note 1) ..   $         8.12    $         7.39
                                                              ==============    ==============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ...................   $      702,669    $    2,446,882
                                                              ==============    ==============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ....................           88,199           330,145
                                                              ==============    ==============
Net asset value, offering price and redemption price per
   share (Note 1) .........................................   $         7.97    $         7.41
                                                              ==============    ==============

(a)   The cost of cash denominated in foreign currency is $15,250.

(b)   Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
=================================================================================================
                                                                     WELLS DOW       WELLS DOW
                                                                   JONES WILSHIRE  JONES WILSHIRE
                                                                     U.S. REIT      GLOBAL RESI
                                                                     INDEX FUND      INDEX FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ....................................................   $  6,274,732    $    655,883
   Foreign withholding taxes on dividends .......................             --         (56,181)
                                                                    ------------    ------------
      TOTAL INVESTMENT INCOME ...................................      6,274,732         599,702
                                                                    ------------    ------------
EXPENSES
   Investment advisory fees (Note 3) ............................        653,882          74,805
   Distribution expenses, Class A (Note 3) ......................        206,248          22,394
   Distribution expenses, Class B (Note 3) ......................        203,003              --
   Distribution expenses, Class C (Note 3) ......................        277,456          33,965
   Transfer agent fees, Class A (Note 3) ........................        106,108          16,238
   Transfer agent fees, Class B (Note 3) ........................         27,387              --
   Transfer agent fees, Class C (Note 3) ........................         39,297           9,000
   Transfer agent fees, Class I (Note 3) ........................          3,000           9,000
   Administrative services fees (Note 3) ........................        104,983          12,000
   Postage and supplies .........................................         90,760          13,092
   Professional fees ............................................         36,213          43,563
   Custodian fees ...............................................         31,830          45,068
   Trustees' fees ...............................................         30,250          30,250
   Accounting services fees (Note 3) ............................         34,110          25,371
   Reports to shareholders ......................................         43,636           5,477
   Registration fees, Common ....................................         10,454          10,903
   Registration fees, Class A ...................................          5,363           4,703
   Registration fees, Class B ...................................          1,201              --
   Registration fees, Class C ...................................          4,972           3,451
   Registration fees, Class I ...................................            840           4,058
   Pricing costs ................................................          1,146          18,590
   Insurance expense ............................................         14,420           3,705
   Interest expense (Note 7) ....................................          3,819              --
   Other expenses ...............................................         43,401          15,082
                                                                    ------------    ------------
      TOTAL EXPENSES ............................................      1,973,779         400,715
      Fees waived and expenses reimbursed by the Adviser (Note 3)       (127,056)       (183,658)
      Class A expenses reimbursed by the Adviser (Note 3) .......       (111,471)        (20,941)
      Class B expenses reimbursed by the Adviser (Note 3) .......        (28,588)             --
      Class C expenses reimbursed by the Adviser (Note 3) .......        (44,269)        (12,451)
      Class I expenses reimbursed by the Adviser (Note 3) .......         (3,840)        (13,058)
                                                                    ------------    ------------
      NET EXPENSES ..............................................      1,658,555         170,607
                                                                    ------------    ------------

NET INVESTMENT INCOME ...........................................      4,616,177         429,095
                                                                    ------------    ------------

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
=================================================================================================
                                                                     WELLS DOW       WELLS DOW
                                                                   JONES WILSHIRE  JONES WILSHIRE
                                                                     U.S. REIT      GLOBAL RESI
                                                                     INDEX FUND      INDEX FUND
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS AND FOREIGN CURRENCIES
   Net realized gains (losses) from:
      Security transactions .....................................   $  8,173,041    $   (689,065)
      Foreign currency transactions .............................             --           5,165
   Net change in unrealized appreciation/depreciation on:
      Security transactions .....................................    (22,590,514)     (3,042,167)
      Foreign currency translation ..............................             --          (1,072)
                                                                    ------------    ------------

NET REALIZED AND UNREALIZED LOSSES ON
   INVESTMENTS AND FOREIGN CURRENCIES ...........................    (14,417,473)     (3,727,139)
                                                                    ------------    ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ......................   $ (9,801,296)   $ (3,298,044)
                                                                    ============    ============

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                               SIX MONTHS
                                                                  ENDED           YEAR ENDED
                                                              JUNE 30, 2008      DECEMBER 31,
                                                               (UNAUDITED)           2007
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................................   $    4,616,177    $    4,773,319
   Net realized gains from security transactions .........        8,173,041        66,324,770
   Net change in unrealized appreciation/depreciation on
      security transactions ..............................      (22,590,514)     (139,905,972)
                                                             --------------    --------------
Net decrease in net assets from operations ...............       (9,801,296)      (68,807,883)
                                                             --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income, Class A .........       (3,162,268)       (3,669,202)
   Dividends from net investment income, Class B .........         (597,165)         (464,232)
   Dividends from net investment income, Class C .........         (832,473)         (625,372)
   Dividends from net investment income, Class I .........          (12,233)          (14,513)
   Distributions from net realized gains, Class A ........               --       (41,907,777)
   Distributions from net realized gains, Class B ........               --       (10,191,539)
   Distributions from net realized gains, Class C ........               --       (13,921,205)
   Distributions from net realized gains, Class I ........               --          (122,433)
   Return of capital, Class A ............................               --        (3,571,325)
   Return of capital, Class B ............................               --          (882,757)
   Return of capital, Class C ............................               --        (1,184,429)
   Return of capital, Class I ............................               --           (11,214)
                                                             --------------    --------------
Decrease in net assets from distributions to shareholders        (4,604,139)      (76,565,998)
                                                             --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)
CLASS A
   Proceeds from shares sold .............................       12,802,985        41,376,759
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ......................        2,677,162        43,225,206
   Payments for shares redeemed ..........................      (29,081,319)      (86,439,658)
                                                             --------------    --------------
Net decrease in net assets from Class A share transactions      (13,601,172)       (1,837,693)
                                                             --------------    --------------
CLASS B
   Proceeds from shares sold .............................           26,205         2,700,569
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ......................          507,894        10,026,383
   Payments for shares redeemed ..........................       (5,309,929)      (16,082,058)
                                                             --------------    --------------
Net decrease in net assets from Class B share transactions       (4,775,830)       (3,355,106)
                                                             --------------    --------------
CLASS C
   Proceeds from shares sold .............................        3,002,985        11,938,071
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ......................          741,674        14,205,487
   Payments for shares redeemed ..........................       (9,241,160)      (27,026,045)
                                                             --------------    --------------
Net decrease in net assets from Class C share transactions       (5,496,501)         (882,487)
                                                             --------------    --------------

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
=============================================================================================
                                                               SIX MONTHS
                                                                  ENDED           YEAR ENDED
                                                              JUNE 30, 2008      DECEMBER 31,
                                                               (UNAUDITED)           2007
---------------------------------------------------------------------------------------------
CLASS I
   Proceeds from shares sold .............................   $      410,085    $      345,556
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ......................            8,569           130,106
   Payments for shares redeemed ..........................         (130,725)         (696,989)
                                                             --------------    --------------
Net increase (decrease) in net assets from
   Class I share transactions ............................          287,929          (221,327)
                                                             --------------    --------------

TOTAL DECREASE IN NET ASSETS .............................      (37,991,009)     (151,670,494)

NET ASSETS
   Beginning of period ...................................      276,161,368       427,831,862
                                                             --------------    --------------
   End of period .........................................   $  238,170,359    $  276,161,368
                                                             ==============    ==============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME ..........   $       12,038    $           --
                                                             ==============    ==============

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================
                                                              SIX MONTHS
                                                                 ENDED        YEAR ENDED
                                                             JUNE 30, 2008   DECEMBER 31,
                                                              (UNAUDITED)        2007
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................................   $    429,095    $    354,781
   Net realized gains (losses) from:
      Security transactions ..............................       (689,065)         47,014
      Foreign currency transactions ......................          5,165          (2,769)
   Net change in unrealized appreciation/depreciation on:
      Security transactions ..............................     (3,042,167)     (5,414,238)
      Foreign currency translation .......................         (1,072)          1,809
                                                             ------------    ------------
Net decrease in net assets from operations ...............     (3,298,044)     (5,013,403)
                                                             ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income, Class A .........       (356,829)       (255,004)
   Dividends from net investment income, Class C .........       (101,833)        (55,274)
   Dividends from net investment income, Class I .........        (51,083)        (34,278)
   Distributions from net realized gains, Class A ........             --        (183,929)
   Distributions from net realized gains, Class C ........             --         (65,443)
   Distributions from net realized gains, Class I ........             --         (25,348)
                                                             ------------    ------------
Decrease in net assets from distributions to shareholders        (509,745)       (619,276)
                                                             ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)
CLASS A
   Proceeds from shares sold .............................      5,857,384      23,504,445
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ......................        322,900         411,027
   Payments for shares redeemed ..........................     (3,306,180)     (3,785,458)
                                                             ------------    ------------
Net increase in net assets from Class A share transactions      2,874,104      20,130,014
                                                             ------------    ------------

CLASS C
   Proceeds from shares sold .............................      1,455,397       9,633,496
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ......................         93,684         110,447
   Payments for shares redeemed ..........................     (1,858,699)       (945,728)
                                                             ------------    ------------
Net increase (decrease) in net assets from
   Class C share transactions ............................       (309,618)      8,798,215
                                                             ------------    ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
=========================================================================================
                                                              SIX MONTHS
                                                                 ENDED        YEAR ENDED
                                                             JUNE 30, 2008   DECEMBER 31,
                                                              (UNAUDITED)        2007
-----------------------------------------------------------------------------------------
CLASS I
   Proceeds from shares sold .............................   $    424,534    $  3,294,894
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ......................         43,809          51,501
   Payments for shares redeemed ..........................       (255,704)       (304,238)
                                                             ------------    ------------
Net increase in net assets from Class I share transactions        212,639       3,042,157
                                                             ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..................     (1,030,664)     26,337,707

NET ASSETS
   Beginning of period ...................................     28,359,654       2,021,947
                                                             ------------    ------------
   End of period .........................................   $ 27,328,990    $ 28,359,654
                                                             ============    ============

ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME .................................   $    (68,029)   $      7,456
                                                             ============    ============

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
CLASS A
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================================
                                                  SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                                     ENDED        ENDED         ENDED         ENDED         ENDED         ENDED
                                                 JUNE 30, 2008   DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                  (UNAUDITED)      2007          2006          2005          2004          2003
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $     8.44    $    13.77    $    11.64    $    11.97    $    10.31    $     8.26
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
   Net investment income .....................          0.17          0.21          0.22          0.27          0.31          0.28
   Net realized and unrealized gains
      (losses) on security transactions ......         (0.48)        (2.57)         3.70          0.92          2.73          2.45
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations .............         (0.31)        (2.36)         3.92          1.19          3.04          2.73
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income ......         (0.17)        (0.21)        (0.22)        (0.27)        (0.31)        (0.28)
   Distributions from net realized gains .....            --         (2.56)        (1.39)        (1.04)        (0.99)        (0.28)
   Return of capital .........................            --         (0.20)        (0.18)        (0.21)        (0.08)        (0.12)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ..........................         (0.17)        (2.97)        (1.79)        (1.52)        (1.38)        (0.68)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period .............    $     7.96    $     8.44    $    13.77    $    11.64    $    11.97    $    10.31
                                                  ==========    ==========    ==========    ==========    ==========    ==========

Total return(a) ..............................        (3.77%)(c)   (17.71%)       34.11%        10.15%        30.13%        33.88%
                                                  ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) ..........    $  151,049    $  173,840    $  267,234    $  210,471    $  212,993    $  170,443
                                                  ==========    ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to average net assets(b)         0.99%(d)      0.99%         0.99%         0.99%         0.99%         0.99%

Ratio of net investment income
   to average net assets .....................         1.40%(d)      1.51%         1.60%         2.17%         2.86%         3.19%

Portfolio turnover rate ......................            3%(c)        28%           20%           18%           26%           13%

(a)   Total returns shown exclude the effect of applicable sales loads.

(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.23%(d), 1.14%, 1.18%, 1.25%, 1.30% and 1.34% for the periods ended June 30, 2008, December 31, 2007, 2006, 2005, 2004 and 2003, respectively (Note 3).

(c)   Not annualized.

(d)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
CLASS B
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================================
                                                  SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                                     ENDED        ENDED         ENDED         ENDED         ENDED         ENDED
                                                 JUNE 30, 2008   DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                  (UNAUDITED)      2007          2006          2005          2004          2003
----------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period .......    $     8.66    $    14.03    $    11.84    $    12.15    $    10.46    $     8.37
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
   Net investment income .....................          0.13          0.11          0.12          0.18          0.23          0.22
   Net realized and unrealized gains
      (losses) on security transactions ......         (0.49)        (2.61)         3.75          0.94          2.76          2.48
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations .............         (0.36)        (2.50)         3.87          1.12          2.99          2.70
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income ......         (0.13)        (0.11)        (0.12)        (0.18)        (0.23)        (0.22)
   Distributions from net realized gains .....            --         (2.56)        (1.39)        (1.04)        (0.99)        (0.28)
   Return of capital .........................            --         (0.20)        (0.17)        (0.21)        (0.08)        (0.11)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ..........................         (0.13)        (2.87)        (1.68)        (1.43)        (1.30)        (0.61)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period .............    $     8.17    $     8.66    $    14.03    $    11.84    $    12.15    $    10.46
                                                  ==========    ==========    ==========    ==========    ==========    ==========

Total return(a) ..............................        (4.16%)(c)   (18.32%)       33.07%         9.35%        29.12%        32.98%
                                                  ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) ..........    $   36,207    $   43,158    $   69,225    $   55,231    $   51,588    $   31,854
                                                  ==========    ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to average net assets(b)         1.74%(d)      1.74%         1.74%         1.74%         1.74%         1.74%

Ratio of net investment income to
   average net assets ........................         0.65%(d)      0.76%         0.85%         1.42%         2.11%         2.44%

Portfolio turnover rate ......................            3%(c)        28%           20%           18%           26%           13%

(a)   Total returns shown exclude the effect of applicable sales loads.

(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.98%(d), 1.89%, 1.94%, 2.00%, 1.94% and 1.96% for the periods ended June 30, 2008, December 31, 2007, 2006, 2005, 2004 and 2003, respectively (Note 3).

(c)   Not annualized.

(d)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
CLASS C
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================================
                                                  SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                                     ENDED        ENDED         ENDED         ENDED         ENDED         ENDED
                                                 JUNE 30, 2008   DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                  (UNAUDITED)      2007          2006          2005          2004          2003
----------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period .......    $     8.60    $    13.96    $    11.79    $    12.10    $    10.43    $     8.35
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
   Net investment income .....................          0.13          0.11          0.12          0.18          0.23          0.22
   Net realized and unrealized gains
      (losses) on security transactions ......         (0.48)        (2.60)         3.73          0.94          2.74          2.47
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations .............         (0.35)        (2.49)         3.85          1.12          2.97          2.69
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income ......         (0.13)        (0.11)        (0.12)        (0.18)        (0.23)        (0.22)
   Distributions from net realized gains .....            --         (2.56)        (1.39)        (1.04)        (0.99)        (0.28)
   Return of capital .........................            --         (0.20)        (0.17)        (0.21)        (0.08)        (0.11)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ..........................         (0.13)        (2.87)        (1.68)        (1.43)        (1.30)        (0.61)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period .............    $     8.12    $     8.60    $    13.96    $    11.79    $    12.10    $    10.43
                                                  ==========    ==========    ==========    ==========    ==========    ==========

Total return(a) ..............................        (4.08%)(c)   (18.35%)       33.04%         9.39%        29.01%        32.94%
                                                  ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) ..........    $   50,212    $   58,687    $   90,385    $   73,420    $   68,912    $   38,861
                                                  ==========    ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to average net assets(b)         1.74%(d)      1.74%         1.74%         1.74%         1.74%         1.74%

Ratio of net investment income
   to average net assets .....................         0.65%(d)      0.76%         0.85%         1.42%         2.11%         2.44%

Portfolio turnover rate ......................            3%(c)        28%           20%           18%           26%           13%

(a)   Total returns shown exclude the effect of applicable sales loads.

(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.00%(d), 1.90%, 1.94%, 2.01%, 1.94% and 1.96% for the periods ended June 30, 2008, December 31, 2007, 2006, 2005, 2004 and 2003, respectively (Note 3).

(c)   Not annualized.

(d)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
CLASS I
FINANCIAL HIGHLIGHTS
=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================================
                                                 SIX MONTHS       YEAR          YEAR          YEAR          YEAR         PERIOD
                                                    ENDED        ENDED         ENDED         ENDED         ENDED          ENDED
                                               JUNE 30, 2008    DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,       DEC. 31,
                                                (UNAUDITED)       2007          2006          2005          2004         2003(a)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......   $     8.45    $    13.77    $    11.65    $    11.97    $    10.31    $     9.39
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Income (losses) from investment operations:
   Net investment income .....................         0.18          0.25          0.25          0.30          0.29          0.13
   Net realized and unrealized gains
      (losses) on security transactions ......        (0.48)        (2.58)         3.69          0.93          2.77          1.25
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations .............        (0.30)        (2.33)         3.94          1.23          3.06          1.38
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income ......        (0.18)        (0.25)        (0.25)        (0.30)        (0.29)        (0.13)
   Distributions from net realized gains .....           --         (2.56)        (1.39)        (1.04)        (0.99)        (0.28)
   Return of capital .........................           --         (0.18)        (0.18)        (0.21)        (0.12)        (0.05)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ..........................        (0.18)        (2.99)        (1.82)        (1.55)        (1.40)        (0.46)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period .............   $     7.97    $     8.45    $    13.77    $    11.65    $    11.97    $    10.31
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Total return .................................       (3.63%)(c)   (17.45%)       34.32%        10.51%        30.44%        14.78%(c)
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) ..........   $      703    $      476    $      988    $      683    $      598    $       69
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to average net assets(b)        0.74%(d)      0.74%         0.74%         0.74%         0.74%         0.74%(d)

Ratio of net investment income
   to average net assets .....................        1.65%(d)      1.76%         1.85%         2.42%         3.11%         3.44%(d)

Portfolio turnover rate ......................           3%(c)        28%           20%           18%           26%           13%

(a) Represents the period from the initial public offering of Class I shares (August 25, 2003) through December 31, 2003.

(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.50%(d), 1.69%, 2.42%, 3.92%, 9.41% and 27.09%(d) for the periods ended June 30, 2008, December 31, 2007, 2006, 2005, 2004 and 2003, respectively (Note 3).

(c)   Not annualized.

(d)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
CLASS A
FINANCIAL HIGHLIGHTS
========================================================================================================
                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
========================================================================================================
                                                                  SIX MONTHS       YEAR         PERIOD
                                                                     ENDED        ENDED          ENDED
                                                                JUNE 30, 2008    DEC. 31,       DEC. 31,
                                                                  (UNAUDITED)      2007         2006(a)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......................    $     8.47    $    10.00    $    10.00
                                                                  ----------    ----------    ----------
Income (loss) from investment operations:
   Net investment income .....................................          0.13          0.13            --
   Net realized and unrealized losses on security transactions         (1.04)        (1.44)           --
                                                                  ----------    ----------    ----------
Total from investment operations .............................         (0.91)        (1.31)           --
                                                                  ----------    ----------    ----------
Less distributions:
   Dividends from net investment income ......................         (0.15)        (0.13)           --
   Distributions from net realized gains .....................            --         (0.09)           --
                                                                  ----------    ----------    ----------
Total distributions ..........................................         (0.15)        (0.22)           --
                                                                  ----------    ----------    ----------

Net asset value at end of period .............................    $     7.41    $     8.47    $    10.00
                                                                  ==========    ==========    ==========

Total return(b) ..............................................       (10.78%)(d)   (13.26%)        0.00%
                                                                  ==========    ==========    ==========

Net assets at end of period (000's) ..........................    $   18,610    $   18,306    $    2,012
                                                                  ==========    ==========    ==========

Ratio of net expenses to average net assets(c) ...............         1.09%(e)      1.09%           --

Ratio of net investment income to average net assets .........         1.10%(e)      1.92%           --

Portfolio turnover rate ......................................            8%(d)        18%           --

(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.

(b)   Total returns shown exclude the effect of applicable sales loads.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.68%(e) and 3.62% for the periods ended June 30, 2008 and December 31, 2007, respectively (Note 3).

(d)   Not annualized.

(e)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
CLASS C
FINANCIAL HIGHLIGHTS
========================================================================================================
                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
========================================================================================================
                                                                  SIX MONTHS       YEAR         PERIOD
                                                                     ENDED        ENDED          ENDED
                                                                 JUNE 30, 2008   DEC. 31,       DEC. 31,
                                                                  (UNAUDITED)      2007         2006(a)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......................    $     8.45    $    10.00    $    10.00
                                                                  ----------    ----------    ----------
Income (loss) from investment operations:
   Net investment income .....................................          0.10          0.09            --
   Net realized and unrealized losses on security transactions         (1.04)        (1.46)           --
                                                                  ----------    ----------    ----------
Total from investment operations .............................         (0.94)        (1.37)           --
                                                                  ----------    ----------    ----------
Less distributions:
   Dividends from net investment income ......................         (0.12)        (0.09)           --
   Distributions from net realized gains .....................            --         (0.09)           --
                                                                  ----------    ----------    ----------
Total distributions ..........................................         (0.12)        (0.18)           --
                                                                  ----------    ----------    ----------

Net asset value at end of period .............................    $     7.39    $     8.45    $    10.00
                                                                  ==========    ==========    ==========

Total return(b) ..............................................       (11.14%)(d)   (13.87%)        0.00%
                                                                  ==========    ==========    ==========

Net assets at end of period (000's) ..........................    $    6,272    $    7,480    $       10
                                                                  ==========    ==========    ==========

Ratio of net expenses to average net assets(c) ...............         1.84%(e)      1.84%           --

Ratio of net investment income to average net assets .........         0.35%(e)      1.17%           --

Portfolio turnover rate ......................................            8%(d)        18%           --

(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.

(b)   Total returns shown exclude the effect of applicable sales loads.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.56%(e) and 4.72% for the periods ended June 30, 2008 and December 31, 2007, respectively (Note 3).

(d)   Not annualized.

(e)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
CLASS I
FINANCIAL HIGHLIGHTS
==========================================================================================
                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================
                                                                  SIX MONTHS      PERIOD
                                                                     ENDED         ENDED
                                                                 JUNE 30, 2008  DECEMBER 31,
                                                                  (UNAUDITED)     2007(a)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .......................    $     8.47    $     9.82
                                                                  ----------    ----------
Income (loss) from investment operations:
   Net investment income .....................................          0.14          0.15
   Net realized and unrealized losses on security transactions         (1.04)        (1.26)
                                                                  ----------    ----------
Total from investment operations .............................         (0.90)        (1.11)
                                                                  ----------    ----------
Less distributions:
   Dividends from net investment income ......................         (0.16)        (0.15)
   Distributions from net realized gains .....................            --         (0.09)
                                                                  ----------    ----------
Total distributions ..........................................         (0.16)        (0.24)
                                                                  ----------    ----------

Net asset value at end of period .............................    $     7.41    $     8.47
                                                                  ==========    ==========

Total return .................................................       (10.66%)(c)   (11.52%)(c)
                                                                  ==========    ==========

Net assets at end of period (000's) ..........................    $    2,447    $    2,574
                                                                  ==========    ==========

Ratio of net expenses to average net assets(b) ...............         0.84%(d)      0.84%(d)

Ratio of net investment income to average net assets .........         1.35%(d)      2.17%(d)

Portfolio turnover rate ......................................            8%(c)        18%

(a) Represents the period from the commencement of operations (January 10, 2007) through December 31, 2007.

(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.24%(d) and 4.05%(d) for the periods ended June 30, 2008 and December 31, 2007, respectively (Note
      3).

(c)   Not annualized.

(d)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
COMMON STOCKS -- 99.4%                                    SHARES       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED -- 8.2%
Colonial Properties Trust .........................       41,025   $    821,320
Cousins Properties, Inc. ..........................       43,293      1,000,068
Liberty Property Trust ............................       91,600      3,036,540
PS Business Parks, Inc. ...........................       15,183        783,443
Vornado Realty Trust ..............................      142,056     12,500,928
Washington Real Estate Investment Trust ...........       48,826      1,467,221
                                                                   ------------
                                                                     19,609,520
                                                                   ------------
INDUSTRIAL -- 9.9%
AMB Property Corp. ................................       96,609      4,867,161
DCT Industrial Trust, Inc. ........................      168,500      1,395,180
DuPont Fabros Technology, Inc. ....................       35,044        653,220
EastGroup Properties, Inc. ........................       24,528      1,052,251
First Industrial Realty Trust, Inc. ...............       43,645      1,198,928
First Potomac Realty Trust ........................       24,146        367,985
ProLogis ..........................................      258,786     14,065,019
                                                                   ------------
                                                                     23,599,744
                                                                   ------------
OFFICE -- 16.4%
Alexandria Real Estate Equities, Inc. .............       31,499      3,066,113
BioMed Realty Trust, Inc. .........................       70,409      1,727,133
Boston Properties, Inc. ...........................      117,417     10,593,362
Brandywine Realty Trust ...........................       86,175      1,358,118
Corporate Office Properties Trust .................       46,762      1,605,339
Digital Realty Trust, Inc. ........................       59,673      2,441,222
Douglas Emmett, Inc. ..............................      106,431      2,338,289
Duke Realty Corp. .................................      143,745      3,227,075
Highwoods Properties, Inc. ........................       55,960      1,758,263
HRPT Properties Trust .............................      222,539      1,506,589
Kilroy Realty Corp. ...............................       32,332      1,520,574
Mack-Cali Realty Corp. ............................       64,829      2,215,207
Maguire Properties, Inc. ..........................       36,200        440,554
Parkway Properties, Inc. ..........................       15,087        508,884
SL Green Realty Corp. .............................       57,489      4,755,490
                                                                   ------------
                                                                     39,062,212
                                                                   ------------
RESIDENTIAL -- 15.5%
American Campus Communities, Inc. .................       37,946      1,056,417
Apartment Investment & Management Co. - Class A ...       88,595      3,017,546
Associated Estates Realty Corp. ...................       15,293        163,788
AvalonBay Communities, Inc. .......................       75,858      6,763,499
BRE Properties, Inc. ..............................       50,447      2,183,346
Camden Property Trust .............................       52,069      2,304,574
Education Realty Trust, Inc. ......................       28,116        327,551
Equity Lifestyle Properties, Inc. .................       22,145        974,380
Equity Residential ................................      267,603     10,241,167
Essex Property Trust, Inc. ........................       25,222      2,686,143

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 99.4% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
RESIDENTIAL -- 15.5% (CONTINUED)
Home Properties, Inc. .............................       31,447   $  1,511,343
Mid-America Apartment Communities, Inc. ...........       25,905      1,322,191
Post Properties, Inc. .............................       43,311      1,288,502
Sun Communities, Inc. .............................       16,830        306,811
UDR, Inc. .........................................      127,065      2,843,715
                                                                   ------------
                                                                     36,990,973
                                                                   ------------
RETAIL -- 27.9%
Acadia Realty Trust ...............................       29,852        691,074
Alexander's, Inc. (a) .............................        2,558        794,515
CBL & Associates Properties, Inc. .................       65,424      1,494,284
Cedar Shopping Centers, Inc. ......................       43,705        512,223
Developers Diversified Realty Corp. ...............      117,911      4,092,691
Equity One, Inc. ..................................       36,945        759,220
Federal Realty Investment Trust ...................       57,964      3,999,516
General Growth Properties, Inc. ...................      248,240      8,695,847
Glimcher Realty Trust .............................       37,150        415,337
Inland Real Estate Corp. ..........................       58,984        850,549
Kimco Realty Corp. ................................      216,560      7,475,651
Kite Realty Group Trust ...........................       28,559        356,988
Macerich Co. (The) ................................       73,835      4,587,369
Pennsylvania Real Estate Investment Trust .........       38,800        897,832
Ramco-Gershenson Properties Trust .................       18,240        374,650
Regency Centers Corp. .............................       68,353      4,041,029
Saul Centers, Inc. ................................       11,453        538,176
Simon Property Group, Inc. ........................      220,568     19,826,858
Tanger Factory Outlet Centers, Inc. ...............       30,827      1,107,614
Taubman Centers, Inc. .............................       51,985      2,529,070
Weingarten Realty Investors .......................       76,785      2,328,121
                                                                   ------------
                                                                     66,368,614
                                                                   ------------
SPECIALIZED -- 21.5%
Ashford Hospitality Trust .........................      118,160        545,899
DiamondRock Hospitality Co. .......................       94,343      1,027,395
Extra Space Storage, Inc. .........................       78,345      1,203,379
FelCor Lodging Trust, Inc. ........................       61,261        643,241
HCP, Inc. .........................................      231,884      7,376,230
Healthcare Realty Trust, Inc. .....................       50,060      1,189,926
Health Care REIT, Inc. ............................       88,569      3,941,321
Hersha Hospitality Trust ..........................       46,620        351,981
Hospitality Properties Trust ......................       92,628      2,265,681
Host Hotels & Resorts, Inc. .......................      514,188      7,018,666
LaSalle Hotel Properties ..........................       39,458        991,580
Nationwide Health Properties, Inc. ................       95,165      2,996,746
Public Storage, Inc. ..............................      126,916     10,253,544
Senior Housing Properties Trust ...................      110,550      2,159,042
Sovran Self Storage, Inc. .........................       21,573        896,574

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 99.4% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
SPECIALIZED -- 21.5% (CONTINUED)
Strategic Hotels & Resorts, Inc. ..................       73,358   $    687,364
Sunstone Hotel Investors, Inc. ....................       57,953        962,020
Universal Health Realty Income Trust ..............       10,961        328,830
U-Store-It Trust ..................................       46,549        556,261
Ventas, Inc. ......................................      135,817      5,781,730
                                                                   ------------
                                                                     51,177,410
                                                                   ------------

TOTAL COMMON STOCKS (Cost $252,688,222) ...........                $236,808,473
                                                                   ------------

================================================================================
CASH EQUIVALENTS -- 0.5%                                  SHARES       VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund -
Class Y, 1.672%(b) (Cost $1,079,390) ..............    1,079,390   $  1,079,390
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 99.9% (Cost $253,767,612)           $237,887,863

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% .....                     282,496
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $238,170,359
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
COMMON STOCKS -- 98.2%                                    SHARES       VALUE
--------------------------------------------------------------------------------
AUSTRALIA -- 10.1%
Abacus Property Group (a) .........................       31,726   $     35,023
Babcock & Brown Japan Property Trust (a) ..........       26,317         20,397
Bunnings Warehouse Property Trust (a) .............       11,267         18,460
Centro Properties Group (a) .......................       37,970          8,944
Centro Retail Group (a) ...........................       80,724         24,333
CFS Retail Property Trust (a) .....................       63,027        111,939
Commonwealth Property Office Fund (a) .............       79,650         94,426
Dexus Property Group (a) ..........................      151,321        200,532
Goodman Group (a) .................................       72,834        215,992
GPT Group (a) .....................................      109,946        234,522
ING Industrial Fund (a) ...........................       56,784         85,693
ING Office Fund (a) ...............................       62,189         68,702
ING Real Estate Community Living Group (a) ........       17,563          7,593
Macquarie CountryWide Trust (a) ...................       68,777         59,399
Macquarie DDR Trust (a) ...........................       39,520         15,141
Macquarie Leisure Trust Group (a) .................       12,063         17,253
Macquarie Office Trust (a) ........................      104,289         77,897
Tishman Speyer Office Fund (a) ....................       16,081         21,149
Valad Property Group (a) ..........................       80,430         51,647
Westfield Group (a) ...............................       89,340      1,397,444
                                                                   ------------
                                                                      2,766,486
                                                                   ------------
AUSTRIA -- 2.2%
CA Immobilien Anlagen AG (a) (b) ..................        3,917         81,891
IMMOEAST AG (a) (b) ...............................       18,722        165,682
Immofinanz Immobilien Anlagen AG (a) ..............       22,421        231,008
Meinl European Land Ltd. (a) (b) ..................       10,291        115,460
                                                                   ------------
                                                                        594,041
                                                                   ------------
BELGIUM -- 0.5%
Befimmo S.C.A. (a) ................................          532         56,259
Cofinimmo (a) .....................................          445         80,835
                                                                   ------------
                                                                        137,094
                                                                   ------------
BERMUDA -- 0.9%
Hongkong Land Holdings Ltd. .......................       60,000        254,400
                                                                   ------------

CANADA -- 4.9%
Boardwalk Real Estate Investment Trust ............        1,238         46,552
Brookfield Asset Management, Inc. - Class A .......       28,355        925,090
Calloway Real Estate Investment Trust .............        1,907         36,841
Canadian Apartment Properties Real Estate
   Investment Trust ...............................        1,646         28,278
Canadian Real Estate Investment Trust .............        1,488         42,929
Chartwell Seniors Housing Real Estate
   Investment Trust ...............................        2,200         19,928
Extendicare Real Estate Investment Trust ..........        1,600         14,178
First Capital Realty, Inc. ........................        1,626         38,064
H&R Real Estate Investment Trust ..................        3,325         58,992
Primaris Retail Real Estate Investment Trust ......        1,500         27,071
RioCan Real Estate Investment Trust ...............        5,246        102,691
                                                                   ------------
                                                                      1,340,614
                                                                   ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.2% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FRANCE -- 5.1%
Fonciere des Regions (a) ..........................          906   $    110,641
Gecina SA (a) .....................................          967        116,951
Klepierre (a) .....................................        3,680        184,619
Societe Immobiliere de Location pour l'Industrie
   et le Commerce (Silic) (a) .....................          529         66,309
Unibail-Rodamco (a) ...............................        4,006        923,132
                                                                   ------------
                                                                      1,401,652
                                                                   ------------
GERMANY -- 0.3%
IVG Immobilien AG (a) .............................        4,564         90,030
                                                                   ------------

HONG KONG -- 5.0%
Champion Real Estate Investment Trust (a) .........       53,000         24,579
Chinese Estates Holdings Ltd. (a) .................        1,849          2,849
GZI Real Estate Investment Trust (a) ..............       33,000         11,926
Hang Lung Group Ltd. (a) ..........................       37,000        165,017
Hang Lung Properties Ltd. (a) .....................       89,551        287,484
Henderson Investment Ltd. (a) .....................       41,000          3,894
Henderson Land Development Co. Ltd. (a) ...........       49,569        309,910
Hysan Development Co. Ltd. (a) ....................       30,944         85,150
Kerry Properties Ltd. (a) .........................       30,537        160,593
Link REIT (The) (a) ...............................       83,691        190,689
Prosperity REIT (a) ...............................       51,000          9,813
Wheelock and Co. Ltd. (a) .........................       46,000        123,595
                                                                   ------------
                                                                      1,375,499
                                                                   ------------
ITALY -- 0.1%
Beni Stabili S.p.A. (a) ...........................       23,146         22,911
                                                                   ------------

JAPAN -- 10.5%
AEON Mall Co. Ltd. (a) ............................        3,940        116,749
Creed Office Investment Corp. (a) .................            6         10,642
DA Office Investment Corp. (a) ....................           10         40,907
DAIBIRU CORP. (a) .................................        2,900         32,346
Frontier Real Estate Investment Corp. (a) .........            6         43,463
Fukuoka REIT Corp. (a) ............................            4         21,072
Global One Real Estate Investment Co. Ltd. (a) ....            5         56,696
Hankyu REIT, Inc. (a) .............................            4         22,241
HEIWA REAL ESTATE CO. LTD. (a) ....................        7,000         34,800
Japan Excellent, Inc. (a) .........................            7         34,196
Japan Hotel and Resort, Inc. (a) ..................            4         11,286
Japan Prime Realty Investment Corp. (a) ...........           29         85,947
Japan Real Estate Investment Corp. (a) ............           22        232,758
Japan Retail Fund Investment Corp. (a) ............           19        109,737
Kenedix Realty Investment Corp. (a) ...............           10         59,560
Mitsui Fudosan Co. Ltd. (a) .......................       43,000        921,891
MORI HILLS REIT INVESTMENT CORP. (a) ..............            4         19,140
MORI TRUST Sogo Reit, Inc. (a) ....................            5         47,222
New City Residence Investment Corp. (a) ...........            9         18,366

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.2% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
JAPAN -- 10.5% (CONTINUED)
Nippon Building Fund, Inc. (a) ....................           25   $    295,317
Nippon Commerical Investment Corp. (a) ............           13         36,850
Nippon Residential Investment Corp. (a) ...........           12         36,183
Nomura Real Estate Office Fund, Inc. (a) ..........           15        113,161
NTT URBAN DEVELOPMENT CORP. (a) ...................           54         70,913
ORIX JREIT, Inc. (a) ..............................           11         66,984
Premier Investment Co. (a) ........................            6         27,582
Shoei Co. Ltd. (a) ................................        1,800         21,145
SURUGA CORP. (a) ..................................        1,300            847
TOC Co. Ltd. (a) ..................................        5,000         24,354
TOKYU LAND CORP. (a) ..............................       22,000        125,486
TOKYU REIT, Inc. (a) ..............................            8         65,195
Top REIT, Inc. (a) ................................            8         29,934
United Urban Investment Corp. (a) .................            8         36,150
ZEPHYR CO. LTD. (a) ...............................            7          1,456
                                                                   ------------
                                                                      2,870,576
                                                                   ------------
MALAYSIA -- 0.3%
KLCC Property Holdings Berhad (a) .................       20,300         16,930
MK Land Holdings Berhad (a) .......................       13,200          1,135
Naim Cendera Holdings Berhad (a) ..................        4,500          4,830
Selangor Properties Berhad (a) ....................        5,200          4,908
SP Setia Berhad (a) ...............................       38,200         34,482
Starhill Real Estate Investment Trust (a) .........       18,600          4,842
Sunway City Berhad (a) ............................        9,100          7,368
                                                                   ------------
                                                                         74,495
                                                                   ------------
NETHERLANDS -- 1.5%
Corio NV (a) ......................................        3,286        256,123
Eurocommerical Properties NV (a) ..................        1,566         74,392
VastNed Retail NV (a) .............................          845         67,913
                                                                   ------------
                                                                        398,428
                                                                   ------------
NEW ZEALAND -- 0.4%
AMP NZ Office Trust (a) ...........................       28,812         25,663
Goodman Property Trust (a) ........................       32,059         29,512
ING Property Trust (a) ............................       23,765         16,099
Kiwi Income Property Trust (a) ....................       37,297         34,352
                                                                   ------------
                                                                        105,626
                                                                   ------------
PHILIPPINES -- 0.4%
Ayala Land, Inc. (a) ..............................      252,200         53,742
Robinsons Land Corp. (a) ..........................       50,650          8,324
SM Prime Holdings, Inc. (a) .......................      251,521         39,135
                                                                   ------------
                                                                        101,201
                                                                   ------------
POLAND -- 0.4%
Echo Investment SA (a) (b) ........................       12,992         26,508
Globe Trade Centre SA (a) (b) .....................        5,828         83,154
                                                                   ------------
                                                                        109,662
                                                                   ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.2% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
SINGAPORE -- 3.1%
Allco Commercial Real Estate Investment Trust (a) .       27,600   $     15,473
Ascendas Real Estate Investment Trust (A-REIT) (a)        43,000         69,816
Cambridge Industrial Trust (a) ....................       35,000         17,304
Capitacommercial Trust (a) ........................       39,000         54,917
CapitaLand Ltd. (a) ...............................       81,000        340,845
CapitaMall Trust (a) ..............................       52,000        114,854
Guocoland Ltd. (a) ................................        3,000          4,811
Macquarie MEAG Prime REIT (a) .....................       32,000         24,333
Mapletree Logistics Trust (a) .....................       38,000         23,748
Singapore Land Ltd. (a) ...........................        6,000         27,594
Suntec Real Estate Investment Trust (a) ...........       70,000         70,125
United Industrial Corp. Ltd. (a) ..................       34,000         75,071
                                                                   ------------
                                                                        838,891
                                                                   ------------
SOUTH AFRICA -- 0.3%
Capital Property Fund (a) .........................       15,614          8,557
Fountainhead Property Trust (a) ...................       47,647         27,641
Johnnic Holdings Ltd. (b) .........................        4,720          9,647
SA Corporate Real Estate Fund (a) .................       41,817         13,157
Sycom Property Fund (a) ...........................        5,224          8,874
                                                                   ------------
                                                                         67,876
                                                                   ------------
SPAIN -- 0.0%
Martinsa-Fadesa SA (a) (b) ........................           49          1,226
                                                                   ------------

SWEDEN -- 0.6%
Castellum AB (a) ..................................        7,800         74,095
Fabege AB (a) .....................................        6,100         40,575
Kungsleden AB (a) .................................        6,762         49,934
                                                                   ------------
                                                                        164,604
                                                                   ------------
SWITZERLAND -- 0.7%
PSP Swiss Property AG (a) (b) .....................        2,069        123,113
Swiss Prime Site AG (a) (b) .......................        1,161         67,826
                                                                   ------------
                                                                        190,939
                                                                   ------------
TURKEY -- 0.0%
IS Gayrimenkul Yatirim Ortakligi AS (a) ...........       11,297          8,046
                                                                   ------------

UNITED KINGDOM -- 7.3%
Big Yellow Group plc (a) ..........................        4,333         24,621
British Land Co. plc (a) ..........................       25,533        358,503
Brixton plc (a) ...................................       12,624         60,211
Capital & Regional plc (a) ........................        3,406         12,877
Derwent London plc (a) ............................        4,817         96,221
Grainger plc (a) ..................................        6,057         25,724
Great Portland Estates plc (a) ....................        8,955         60,131
Hammerson plc (a) .................................       14,210        251,623
Land Securities Group plc (a) .....................       23,287        568,257

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.2% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM -- 7.3% (CONTINUED)
Liberty International plc (a) .....................       14,553   $    248,310
Minerva plc (a) (b) ...............................        7,558         13,103
Quintain Estates & Development plc (a) ............        6,645         24,843
Segro plc (a) .....................................       21,505        168,118
Shaftesbury plc (a) ...............................        6,697         51,695
Workspace Group plc (a) ...........................        8,817         25,132
                                                                   ------------
                                                                      1,989,369
                                                                   ------------
UNITED STATES -- 43.6%
Acadia Realty Trust ...............................        1,521         35,211
Alexander's, Inc. (b) .............................          130         40,378
Alexandria Real Estate Equities, Inc. .............        1,600        155,744
AMB Property Corp. ................................        4,800        241,824
American Campus Communities, Inc. .................        1,926         53,620
Apartment Investment & Management Co. .............        4,549        154,939
Ashford Hospitality Trust .........................        6,100         28,182
Associated Estates Realty Corp. ...................          800          8,568
AvalonBay Communities, Inc. .......................        3,800        338,808
BioMed Realty Trust, Inc. .........................        3,556         87,229
Boston Properties, Inc. ...........................        5,803        523,547
Brandywine Realty Trust ...........................        4,300         67,768
BRE Properties, Inc. ..............................        2,500        108,200
Brookfield Properties Corp. .......................        9,964        177,260
Camden Property Trust .............................        2,600        115,076
CBL & Associates Properties, Inc. .................        3,309         75,577
Cedar Shopping Centers, Inc. ......................        2,240         26,253
Colonial Properties Trust .........................        2,087         41,782
Corporate Office Properties Trust .................        2,300         78,959
Cousins Properties, Inc. ..........................        2,196         50,728
DCT Industrial Trust, Inc. ........................        8,575         71,001
Developers Diversified Realty Corp. ...............        5,800        201,318
DiamondRock Hospitality Co. .......................        4,700         51,183
Digital Realty Trust, Inc. ........................        2,910        119,048
Douglas Emmett, Inc. ..............................        5,270        115,782
Duke Realty Corp. .................................        7,200        161,640
DuPont Fabros Technology, Inc. ....................        1,700         31,688
EastGroup Properties, Inc. ........................        1,200         51,480
Education Realty Trust, Inc. ......................        1,300         15,145
Equity Lifestyle Properties, Inc. .................        1,100         48,400
Equity One, Inc. ..................................        1,800         36,990
Equity Residential ................................       13,251        507,116
Essex Property Trust, Inc. ........................        1,270        135,255
Extra Space Storage, Inc. .........................        3,975         61,056
Federal Realty Investment Trust ...................        2,900        200,100
FelCor Lodging Trust, Inc. ........................        3,120         32,760
First Industrial Realty Trust, Inc. ...............        2,216         60,874

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.2% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
UNITED STATES -- 43.6% (CONTINUED)
First Potomac Realty Trust ........................        1,247   $     19,004
General Growth Properties, Inc. ...................       12,281        430,203
Glimcher Realty Trust .............................        1,800         20,124
HCP, Inc. .........................................       11,462        364,606
Healthcare Realty Trust, Inc. .....................        2,500         59,425
Health Care REIT, Inc. ............................        4,364        194,198
Hersha Hospitality Trust ..........................        2,200         16,610
Highwoods Properties, Inc. ........................        2,800         87,976
Home Properties, Inc. .............................        1,500         72,090
Hospitality Properties Trust ......................        4,600        112,516
Host Hotels & Resorts, Inc. .......................       25,460        347,529
HRPT Properties Trust .............................       11,100         75,147
Inland Real Estate Corp. ..........................        2,900         41,818
Kilroy Realty Corp. ...............................        1,600         75,248
Kimco Realty Corp. ................................       10,691        369,053
Kite Realty Group Trust ...........................        1,400         17,500
LaSalle Hotel Properties ..........................        2,002         50,310
Liberty Property Trust ............................        4,513        149,606
Macerich Co. (The) ................................        3,614        224,538
Mack-Cali Realty Corp. ............................        3,171        108,353
Maguire Properties, Inc. ..........................        1,900         23,123
Mid-America Apartment Communities, Inc. ...........        1,300         66,352
Nationwide Health Properties, Inc. ................        4,694        147,814
Parkway Properties, Inc. ..........................          700         23,611
Pennsylvania Real Estate Investment Trust .........        1,900         43,966
Post Properties, Inc. .............................        2,204         65,569
ProLogis ..........................................       12,805        695,952
PS Business Parks, Inc. ...........................          700         36,120
Public Storage, Inc. ..............................        6,280        507,361
Ramco-Gershenson Properties Trust .................          900         18,486
Regency Centers Corp. .............................        3,340        197,461
Saul Centers, Inc. ................................          520         24,435
Senior Housing Properties Trust ...................        5,477        106,966
Simon Property Group, Inc. ........................       10,980        986,992
SL Green Realty Corp. .............................        2,800        231,616
Sovran Self Storage, Inc. .........................        1,100         45,716
Strategic Hotels & Resorts, Inc. ..................        3,600         33,732
Sun Communities, Inc. .............................          800         14,584
Sunstone Hotel Investors, Inc. ....................        2,800         46,480
Tanger Factory Outlet Centers, Inc. ...............        1,565         56,230
Taubman Centers, Inc. .............................        2,600        126,490
TravelCenters of America LLC (b) ..................           30             68
UDR, Inc. .........................................        6,300        140,994
Universal Health Realty Income Trust ..............          500         15,000
U-Store-It Trust ..................................        2,400         28,680
Ventas, Inc. ......................................        6,700        285,219

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.2% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
UNITED STATES -- 43.6% (CONTINUED)
Vornado Realty Trust ..............................        7,039   $    619,432
Washington Real Estate Investment Trust ...........        2,468         74,163
Weingarten Realty Investors .......................        3,800        115,216
                                                                   ------------
                                                                     11,924,171
                                                                   ------------

TOTAL COMMON STOCKS -- 98.2% (Cost $35,284,242) ...                $ 26,827,837

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.8% .....                     501,153
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $ 27,328,990
                                                                   ============

(a) Fair value priced (Note 1). Fair valued securities totaled $13,299,005 at June 30, 2008, representing 48.7% of net assets.

(b)   Non-income producing security.

See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES

The Wells Dow Jones Wilshire U.S. REIT Index Fund (the "REIT Index Fund") and the Wells Dow Jones Wilshire Global RESI Index Fund (the "Global Index Fund") (collectively, the "Funds") are each a diversified series of the Wells Family of Real Estate Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The REIT Index Fund was capitalized on December 22, 1997, when Wells Capital, Inc., an affiliate of the Fund's investment manager, Wells Asset Management, Inc. (the "Adviser"), purchased the initial 10,000 Class A shares of the REIT Index Fund at $10 per share. The public offering of Class A shares of the REIT Index Fund commenced on March 2, 1998. The REIT Index Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares, Class C shares and Class I shares of the REIT Index Fund commenced on May 7, 1999, May 5, 1999 and August 25, 2003, respectively. The public offering of Class A and Class C shares of the Global Index Fund commenced on December 29, 2006. The Global Index Fund had no operations prior to the public offering of Class A and Class C shares. The public offering of Class I shares of the Global Index Fund commenced on January 10, 2007.

The REIT Index Fund seeks to provide investment results corresponding to the performance of the Dow Jones Wilshire U.S. Real Estate Investment Trust Index by investing in the stocks included in the Index. Prior to December 5, 2007, the name of the REIT Index Fund was the Wells S&P REIT Index Fund and its investment objective was to provide investment results corresponding to the performance of the S&P REIT Composite Index.

The Global Index Fund seeks to provide investment results corresponding to the performance of the Dow Jones Wilshire Global Real Estate Securities Index by investing in the securities included in the Index.

The REIT Index Fund has issued four classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the REIT Index Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) Class I shares are available for purchase only by clients of certain financial intermediaries; (4) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (5) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Effective as of the close of business on April 30, 2007, no new or subsequent investments are permitted in Class B shares of the REIT Index Fund, except through the reinvestment of dividends or capital gain distributions.

The Global Index Fund currently offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the Global Index Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class I shares are available for purchase only by clients of certain financial intermediaries;
(3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

SECURITIES VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) as follows: (1) securities which are traded on stock exchanges are valued at their last reported sale price as of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price, (3) securities traded in the over-the-counter market are valued at their last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (4) securities which are

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (5) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Because the value of foreign securities may be materially affected by events occurring before the Global Index Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, its portfolio securities may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Global Index Fund's NAV may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U. S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) will be valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

   o  Level 1 - quoted prices in active markets for identical securities
   o  Level 2 - other significant observable inputs
   o  Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, all of the inputs used to value the investments of the REIT Index Fund were Level 1.

The following is a summary of the inputs used to value the Global Index Fund's net assets as of June 30, 2008:

--------------------------------------------------------------------------------
                                                                     WELLS DOW
                                                                  JONES WILSHIRE
                                                                    GLOBAL RESI
VALUATION INPUTS                                                    INDEX FUND
--------------------------------------------------------------------------------
Level 1 - Quoted Prices .......................................    $ 13,528,832
Level 2 - Other Significant Observable Inputs .................      13,299,005
                                                                   ------------
Total .........................................................    $ 26,827,837
                                                                   ============
--------------------------------------------------------------------------------

SHARE VALUATION -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares, Class C shares and Class I shares is equal to the net asset value per share.

The redemption price per share of each class of shares of each Fund is equal to the net asset value per share. However, Class B shares of the REIT Index Fund are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares of each Fund are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Distributions to shareholders -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax character of distributions paid during the periods ended June 30, 2008 and December 31, 2007 is as follows:

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
--------------------------------------------------------------------------------
                                                      RETURN OF
             PERIOD        ORDINARY     LONG-TERM      CAPITAL         TOTAL
             ENDED          INCOME    CAPITAL GAINS  (NONTAXABLE)  DISTRIBUTIONS
--------------------------------------------------------------------------------
Class A      6/30/08     $ 3,162,268   $        --   $        --   $  3,162,268
            12/31/07     $ 4,491,495   $41,085,484   $ 3,571,325   $ 49,148,304

Class B      6/30/08     $   597,165   $        --   $        --   $    597,165
            12/31/07     $   664,206   $ 9,991,565   $   882,757   $ 11,538,528

Class C      6/30/08     $   832,473   $        --   $        --   $    832,473
            12/31/07     $   898,527   $13,648,050   $ 1,184,429   $ 15,731,006

Class I      6/30/08     $    12,233   $        --   $        --   $     12,233
            12/31/07     $    16,915   $   120,031   $    11,214   $    148,160
--------------------------------------------------------------------------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
--------------------------------------------------------------------------------
                        PERIOD        ORDINARY      LONG-TERM          TOTAL
                        ENDED          INCOME     CAPITAL GAINS    DISTRIBUTIONS
--------------------------------------------------------------------------------
Class A                 6/30/08     $   356,829   $        --        $ 356,829
                       12/31/07     $   348,204   $    90,729        $ 438,933

Class C                 6/30/08     $   101,833   $        --        $ 101,833
                       12/31/07     $    88,435   $    32,282        $ 120,717

Class I                 6/30/08     $    51,083   $        --        $  51,083
                       12/31/07     $    47,122   $    12,504        $  59,626
--------------------------------------------------------------------------------

ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2008:
--------------------------------------------------------------------------------
                                                    WELLS DOW       WELLS DOW
                                                 JONES WILSHIRE   JONES WILSHIRE
                                                    U.S. REIT      GLOBAL RESI
                                                   INDEX FUND       INDEX FUND
--------------------------------------------------------------------------------
Federal income tax cost ......................   $ 255,723,842    $  36,016,169
                                                 =============    =============
Gross unrealized appreciation ................   $  24,826,457    $     121,284
Gross unrealized depreciation ................     (42,662,436)      (9,309,616)
                                                 -------------    -------------
Net unrealized depreciation ..................     (17,835,979)      (9,188,332)
Net unrealized appreciation on translation of
  assets and liabilities in foreign currencies              --              737
Other gains (losses) .........................       8,439,787         (252,873)
                                                 -------------    -------------
Accumulated deficit ..........................   $  (9,396,192)   $  (9,440,468)
                                                 =============    =============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

During the six months ended June 30, 2008, the Global Index Fund reclassified $5,165 of net realized gains from security transactions against undistributed net investment income on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share. These differences are due to the tax treatment of forward foreign currency exchange contracts.

The majority of the dividend income recorded by the REIT Index Fund is from Real Estate Investment Trusts (REITs). The majority of the dividend income recorded by the Global Index Fund is from REITs and Real Estate Operating Companies (REOCs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. Each Fund reconciles recorded amounts with the returns of capital reported by the REITs and/or REOCs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by each Fund.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Funds' tax returns remains open for the years ended December 31, 2005 through December 31, 2007.

2.    INVESTMENT TRANSACTIONS

During the six months ended June 30, 2008, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $7,175,419 and $30,905,190, respectively, for the REIT Index Fund and $4,873,816 and $2,134,562, respectively, for the Global Index Fund.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

3.    TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to each Fund and manages each Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust.

The REIT Index Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the REIT Index Fund, the Adviser waived $127,056 of its investment advisory fees and reimbursed the REIT Index Fund for $111,471 of Class A expenses, $28,588 of Class B expenses, $44,269 of Class C expenses and $3,840 of Class I expenses during the six months ended June 30, 2008. The Adviser has contractually agreed, until at least May 1, 2009, to waive fees and reimburse annual expenses in order to maintain the total annual operating expenses of Class A, Class B and Class C shares of the REIT Index Fund at or below 0.99%, 1.74% and 1.74%, respectively, of average daily net assets. The Adviser has contractually agreed, until at least May 1, 2015, to waive fees and reimburse expenses in order to maintain the total annual operating expenses of Class I shares at or below 0.74% of average daily net assets.

The Global Index Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.55% of the average daily net assets of the Global Index Fund. In order to reduce the operating expenses of the Global Index Fund, the Adviser waived its entire investment advisory fees of $74,805 and reimbursed the Fund for $108,853 of common expenses, $20,941of Class A expenses, $12,451 of Class C expenses and $13,058 of Class I expenses during the six months ended June 30, 2008. The Adviser has contractually agreed, until at least December 31, 2009, to waive fees and reimburse expenses in order to maintain the total annual operating expenses of Class A, Class C and Class I shares of the Global Index Fund at or below 1.09%, 1.84% and 0.84%, respectively, of average daily net assets.

SUB-ADVISORY AGREEMENTS
The Tuckerman Group, LLC ("Tuckerman") has been retained by the Adviser to manage the REIT Index Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Tuckerman, the Adviser and the Trust. The Adviser (not the REIT Index Fund) pays Tuckerman a monthly fee at the annual rate of 0.09% of the REIT Index Fund's average daily net assets.

Tuckerman has also been retained by the Adviser to manage the Global Index Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Tuckerman, the Adviser and the Trust. The Adviser (not the Global Index Fund) pays Tuckerman a monthly fee at the annual rate of 0.25% of the Global Index Fund's average daily net assets.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for each Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of 0.08% of its average daily net assets up to $500 million; 0.05% of such assets from $500 million to $2 billion; 0.04% of such assets from $2 billion to $3 billion; and 0.03% of such assets in excess of $3 billion, subject to a minimum monthly fee of $2,000 for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of $20 per shareholder, subject to a minimum monthly fee of $1,500 for a share class with 100 or more accounts. For a share class with less than 100 accounts, the monthly fee is reduced to $500. In addition, the Funds pay Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, the REIT Index Fund pays Ultimus a base fee of $3,500 per month plus an asset-based fee computed as a percentage of the REIT Index Fund's average net assets, and the Global Index Fund pays Ultimus a base fee of $4,000 per month plus an asset based fee computed as a percentage of the Global Index Fund's average net assets. In addition, each Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the "Underwriter") serves as the exclusive agent for the distribution of shares of each Fund. During the six months ended June 30, 2008, the Underwriter earned fees of $20,633 and $6,538 from underwriting and broker commissions on the sale of Class A shares of the REIT Index Fund and the Global Index Fund, respectively. In addition, the Underwriter collected $50,598 in contingent deferred sales loads on redemption of Class B shares of the REIT Index Fund and $2,226 and $3,435 in contingent deferred sales loads on redemptions of Class C shares of the REIT Index Fund and the Global Index Fund, respectively. The Underwriter is an affiliate of the Adviser.

SUB-DISTRIBUTION AGREEMENT
Under the terms of a Sub-Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC (the "Sub-Distributor"), the Underwriter retains the Sub-Distributor to assist in the distribution of shares of each Fund. The Sub-Distributor receives no compensation from the Trust or the Underwriter for these services.

PLANS OF DISTRIBUTION
The Trust has adopted plans of distribution under which each class of shares of each Fund, other than Class I shares, may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of each Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of each Fund's average daily net assets attributable to Class B shares and Class C shares. During the six months ended June 30, 2008, the REIT Index Fund's Class A, Class B and Class C shares paid distribution expenses of $206,248, $203,003 and $277,456, respectively, and the Global Index Fund's Class A and Class C shares paid distribution expenses of $22,394 and $33,965, respectively. There are no plans of distribution for Class I shares.

4.    FOREIGN CURRENCY TRANSLATION

With respect to the Global Index Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.    The  market  values  of  investment   securities   and  other  assets  and
      liabilities will be translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses will be translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Global Index Fund will not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations will be included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Global Index Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Global Index Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Global Index Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Global Index Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Global Index Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses will be included in the Global Index Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of June 30, 2008, the Global Index Fund had forward foreign currency exchange contracts outstanding as follows:

-----------------------------------------------------------------------------------------
                                                                           NET UNREALIZED
                                                                            APPRECIATION
SETTLEMENT                    TO RECEIVE    INITIAL VALUE   MARKET VALUE   (DEPRECIATION)
-----------------------------------------------------------------------------------------
Contracts To Sell
7/2/2008 ................      43,000 AUD     $  41,275       $  41,265       $      10
7/2/2008 ................      20,000 CAD        19,780          19,713              67
7/2/2008 ................      28,000 EUR        44,176          44,115              61
7/2/2008 ................      15,000 GBP        29,903          29,852              51
7/2/2008 ................     230,000 HKD        29,481          29,497             (16)
7/2/2008 ................   7,100,000 JPY        66,858          66,978            (120)
7/2/2008 ................       2,000 NZD         1,521           1,522              (1)
7/2/2008 ................       2,000 PLN           936             940              (4)
7/2/2008 ................      39,000 SEK         6,516           6,483              33
7/2/2008 ................      20,000 SGD        14,669          14,721             (52)
                                              ---------       ---------       ---------
Total Sell Contracts ....                     $ 255,115       $ 255,086       $      29
                                              =========       =========       =========
-----------------------------------------------------------------------------------------

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound Sterling
HKD - Hong Kong Dollar
JPY - Japanese Yen
NZD - New Zealand Dollar
PLN - Poland Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

6.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7.    BANK LINE OF CREDIT

The REIT Index Fund has secured a $10,000,000 line of credit through its custodian bank. Borrowings under this arrangement incur interest at a rate per annum equal to the Prime Rate minus 0.50% at the time of borrowing. During the six months ended June 30, 2008, the REIT Index Fund incurred $3,819 of interest expense related to borrowings. Average debt outstanding during the six months ended June 30, 2008 was $132,896. As of June 30, 2008, the REIT Index Fund had no outstanding borrowings.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

8.    CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED       YEAR ENDED
                                                    JUNE 30, 2008  DECEMBER 31,
                                                     (UNAUDITED)       2007
--------------------------------------------------------------------------------
CLASS A
Shares sold .....................................      1,497,797      3,114,088
Shares issued in reinvestment of distributions
   to shareholders ..............................        325,829      4,869,889
Shares redeemed .................................     (3,451,544)    (6,791,803)
                                                    ------------   ------------
Net increase (decrease) in shares outstanding ...     (1,627,918)     1,192,174
Shares outstanding, beginning of period .........     20,605,400     19,413,226
                                                    ------------   ------------
Shares outstanding, end of period ...............     18,977,482     20,605,400
                                                    ============   ============

CLASS B
Shares sold .....................................          2,878        183,823
Shares issued in reinvestment of distributions
   to shareholders ..............................         60,261      1,109,325
Shares redeemed .................................       (618,093)    (1,242,998)
                                                    ------------   ------------
Net increase (decrease) in shares outstanding ...       (554,954)        50,150
Shares outstanding, beginning of period .........      4,984,883      4,934,733
                                                    ------------   ------------
Shares outstanding, end of period ...............      4,429,929      4,984,883
                                                    ============   ============

CLASS C
Shares sold .....................................        347,251        878,363
Shares issued in reinvestment of distributions
   to shareholders ..............................         88,517      1,583,072
Shares redeemed .................................     (1,074,455)    (2,113,286)
                                                    ------------   ------------
Net increase (decrease) in shares outstanding ...       (638,687)       348,149
Shares outstanding, beginning of period .........      6,821,934      6,473,785
                                                    ------------   ------------
Shares outstanding, end of period ...............      6,183,247      6,821,934
                                                    ============   ============

CLASS I
Shares sold .....................................         46,709         24,369
Shares issued in reinvestment of distributions
   to shareholders ..............................          1,043         14,447
Shares redeemed .................................        (15,928)       (54,170)
                                                    ------------   ------------
Net increase (decrease) in shares outstanding ...         31,824        (15,354)
Shares outstanding, beginning of period .........         56,375         71,729
                                                    ------------   ------------
Shares outstanding, end of period ...............         88,199         56,375
                                                    ============   ============
--------------------------------------------------------------------------------

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED       YEAR ENDED
                                                    JUNE 30, 2008  DECEMBER 31,
                                                     (UNAUDITED)       2007
--------------------------------------------------------------------------------
CLASS A
Shares sold .....................................        719,558      2,328,137
Shares issued in reinvestment of distributions
   to shareholders ..............................         42,152         45,483
Shares redeemed .................................       (411,207)      (413,797)
                                                    ------------   ------------
Net increase in shares outstanding ..............        350,503      1,959,823
Shares outstanding, beginning of period .........      2,161,018        201,195
                                                    ------------   ------------
Shares outstanding, end of period ...............      2,511,521      2,161,018
                                                    ============   ============

CLASS C
Shares sold .....................................        182,497        976,304
Shares issued in reinvestment of distributions
   to shareholders ..............................         12,265         12,314
Shares redeemed .................................       (231,428)      (103,961)
                                                    ------------   ------------
Net increase (decrease) in shares outstanding ...        (36,666)       884,657
Shares outstanding, beginning of period .........        885,657          1,000
                                                    ------------   ------------
Shares outstanding, end of period ...............        848,991        885,657
                                                    ============   ============

CLASS I
Shares sold .....................................         52,189        330,270
Shares issued in reinvestment of distributions
   to shareholders ..............................          5,708          5,718
Shares redeemed .................................        (31,543)       (32,197)
                                                    ------------   ------------
Net increase in shares outstanding ..............         26,354        303,791
Shares outstanding, beginning of period .........        303,791             --
                                                    ------------   ------------
Shares outstanding, end of period ...............        330,145        303,791
                                                    ============   ============

WELLS FAMILY OF REAL ESTATE FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, possibly including front-end and contingent deferred sales loads, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2008 - June 30, 2008).

The tables below illustrate each class of each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

WELLS FAMILY OF REAL ESTATE FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
===========================================================================================================
                                                               BEGINNING         ENDING           EXPENSES
                                                             ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING
                                                            JANUARY 1, 2008   JUNE 30, 2008        PERIOD*
-----------------------------------------------------------------------------------------------------------
WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND - CLASS A
Based on Actual Fund Return .............................      $ 1,000.00       $   962.30        $   4.83
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00       $ 1,019.94        $   4.97

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND - CLASS B
Based on Actual Fund Return .............................      $ 1,000.00       $   958.40        $   8.47
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00       $ 1,016.21        $   8.72

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND - CLASS C
Based on Actual Fund Return .............................      $ 1,000.00       $   959.20        $   8.48
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00       $ 1,016.21        $   8.72

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND - CLASS I
Based on Actual Fund Return .............................      $ 1,000.00       $   963.70        $   3.61
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00       $ 1,021.18        $   3.72

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS A
Based on Actual Fund Return .............................      $ 1,000.00       $   892.20        $   5.13
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00       $ 1,019.44        $   5.47

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS C
Based on Actual Fund Return .............................      $ 1,000.00       $   888.60        $   8.64
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00       $ 1,015.71        $   9.22

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS I
Based on Actual Fund Return .............................      $ 1,000.00       $   893.40        $   3.95
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00       $ 1,020.69        $   4.22
-----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios for the period as stated , multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

      Wells Dow Jones Wilshire U.S. REIT Index Fund - Class A        0.99%
      Wells Dow Jones Wilshire U.S. REIT Index Fund - Class B        1.74%
      Wells Dow Jones Wilshire U.S. REIT Index Fund - Class C        1.74%
      Wells Dow Jones Wilshire U.S. REIT Index Fund - Class I        0.74%
      Wells Dow Jones Wilshire Global RESI Index Fund - Class A      1.09%
      Wells Dow Jones Wilshire Global RESI Index Fund - Class C      1.84%
      Wells Dow Jones Wilshire Global RESI Index Fund - Class I      0.84%

WELLS FAMILY OF REAL ESTATE FUNDS
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that each Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-282-1581, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll free 1-800-282-1581, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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WELLS FAMILY OF REAL ESTATE FUNDS               --------------------------------
6200 The Corners Parkway
Norcross, Georgia 30092
                                                              WELLS
BOARD OF TRUSTEES                                      DOW JONES WILSHIRE
Leo F. Wells III                                      U.S. REIT INDEX FUND
William H. Keogler, Jr.
Neil H. Strickland
W. Wayne Woody                                                WELLS
                                                       DOW JONES WILSHIRE
INVESTMENT ADVISER                                   GLOBAL RESI INDEX FUND
Wells Asset Management, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092                         --------------------------------

SUB-ADVISER
The Tuckerman Group, LLC                               SEMI-ANNUAL REPORT
4 International Drive, Suite 230                          JUNE 30, 2008
Rye Brook, New York 10573                                  (UNAUDITED)

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092                                  [LOGO OMITTED]
                                                              WELLS
INDEPENDENT REGISTERED                                  REAL ESTATE FUNDS
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1900 Scripps Center                             --------------------------------
312 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT                                  --------------------------------
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wells Family of Real Estate Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Leo F. Wells III
                             ---------------------------------------------------
                                    Leo F. Wells III, President

Date          August 27, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Leo F. Wells III
                             ---------------------------------------------------
                                    Leo F. Wells III, President

Date          August 27, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                             ---------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          August 27, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.